                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/06

             Date of Reporting Period: Six months ended May 31, 2006

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

19TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004
Net Asset Value, Beginning of Period	$7.34		$7.20		$6.76
Income From Investment Operations:
Net investment income	0.16		0.37		0.31
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.17		0.16		0.46
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.53		0.77
Less Distributions:
Distributions from net investment income	(0.17)		(0.39)		(0.33)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		--
TOTAL DISTRIBUTIONS	(0.17)		(0.39)		(0.33)
Net Asset Value, End of Period	$7.50		$7.34		$7.20
Total Return [3]	4.56%		7.54%		11.63%

Ratios to Average Net Assets:
Net expenses	1.31	% [4,5]	1.31	% [5]	1.34	% [5]
Net investment income	4.40	% [4]	4.71%		4.42%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$326,956		$321,376		$310,027
Portfolio turnover	21%		46%		59%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended May 31, 2006, the year ended November 30, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.31%, 1.30%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represent less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended February 28, Year Ended February 28,
11/30/2003	[1]	2003		2002		2001
$5.84		$7.87		$9.94		$11.62

0.25		0.33		0.34	[2]	0.31
0.91		(2.03)		(2.05	) [2]	(1.49)
1.16		(1.70)		(1.71)		(1.18)

(0.24)		(0.33)		(0.36)		(0.36)
--		--		--		(0.14)
(0.24)		(0.33)		(0.36)		(0.50)
$6.76		$5.84		$7.87		$ 9.94
20.20%		(21.94)%		(17.58)%		(10.41)%

1.34	% [4,5]	1.38	% [5]	1.27%		1.24%
4.72	% [4]	4.98%		3.77	% [2]	2.76%
0.00	% [4,7]	0.00	% [7]	--		0.01%

$281,381		$213,915		$363,449		$523,944
94%		140%		95%		84%

Financial Highlights-Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004
Net Asset Value, Beginning of Period	$7.34		$7.21		$6.77
Income From Investment Operations:
Net investment income	0.14		0.31		0.26
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.18		0.15		0.46
TOTAL FROM INVESTMENT OPERATIONS	0.32		0.46		0.72
Less Distributions:
Distributions from net investment income	(0.15)		(0.33)		(0.28)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		--
TOTAL DISTRIBUTIONS	(0.15)		(0.33)		(0.28)
Net Asset Value, End of Period	$7.51		$7.34		$7.21
Total Return [3]	4.32%		6.58%		10.77%

Ratios to Average Net Assets:
Net expenses	2.06	% [4,5]	2.06	% [5]	2.09	% [5]
Net investment income	3.65	% [4]	3.97%		3.68%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,937		$52,381		$49,900
Portfolio turnover	21%		46%		59%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended May 31, 2006, the year ended November 30, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.06%, 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended February 28, Year Ended February 28,
11/30/2003	[1]	2003		2002		2001
$5.84		$7.88		$9.95		$11.63

0.21		0.28		0.28	[2]	0.23
0.93		(2.04)		(2.06	) [2]	(1.50)
1.14		(1.76)		(1.78)		(1.27)

(0.21)		(0.28)		(0.29)		(0.27)
--		--		--		(0.14)
(0.21)		(0.28)		(0.29)		(0.41)
$6.77		$5.84		$7.88		$9.95
19.71%		(22.64)%		(18.19)%		(11.09)%

2.09	% [4,5]	2.13	% [5]	2.02%		2.00%
3.97	% [4]	4.20%		3.01	% [2]	2.01%
0.00	% [4,7]	0.00	% [7]	--		--

$46,836		$35,409		$63,249		$100,487
94%		140%		95%		84%

Financial Highlights-Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004
Net Asset Value, Beginning of Period	$7.34		$7.20		$6.76
Income From Investment Operations:
Net investment income	0.14		0.32		0.26
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.17		0.15		0.46
TOTAL FROM INVESTMENT OPERATIONS	0.31		0.47		0.72
Less Distributions:
Distributions from net investment income	(0.15)		(0.33)		(0.28)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		--
TOTAL DISTRIBUTIONS	(0.15)		(0.33)		(0.28)
Net Asset Value, End of Period	$7.50		$7.34		$7.20
Total Return [3]	4.18%		6.73%		10.78%

Ratios to Average Net Assets:
Net expenses	2.06	% [4,5]	2.06	% [5]	2.09	% [5]
Net investment income	3.68	% [4]	4.00%		3.66%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,045		$23,146		$20,400
Portfolio turnover	21%		46%		59%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended May 31, 2006, the year ended November 30, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 2.06%, 2.05%, 2.09%, 2.05% and 2.09%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended February 28,
11/30/2003	[1]	2003		2002		2001
$5.84		$7.87		$9.94		$11.62

0.21		0.29		0.28	[2]	0.23
0.92		(2.04)		(2.06	) [2]	(1.49)
1.13		(1.75)		(1.78)		(1.26)

(0.21)		(0.28)		(0.29)		(0.28)
--		--		--		(0.14)
(0.21)		(0.28)		(0.29)		(0.42)
$6.76		$5.84		$7.87		$ 9.94
19.53%		(22.54)%		(18.21)%		(11.09)%

2.09	% [4,5]	2.13	% [5]	2.02%		2.00%
3.97	% [4]	4.22%		3.01	% [2]	2.00%
0.00	% [4,7]	0.00	% [7]	--		--

$16,815		$13,063		$22,467		$34,223
94%		140%		95%		84%

Financial Highlights-Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2006		2005		2004
Net Asset Value, Beginning of Period	$7.33		$7.20		$6.76
Income From Investment Operations:
Net investment income	0.17		0.39		0.34
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	0.16		0.13		0.43
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.52		0.77
Less Distributions:
Distributions from net investment income	(0.17)		(0.39)		(0.33)
Distributions from net realized gain on investments, options and foreign currency transactions	--		--		--
TOTAL DISTRIBUTIONS	(0.17)		(0.39)		(0.33)
Net Asset Value, End of Period	$7.49		$7.33		$7.20
Total Return [3]	4.57%		7.40%		11.63%

Ratios to Average Net Assets:
Net expenses	1.31	% [4,5]	1.27	% [5]	1.34	% [5]
Net investment income	4.41	% [4]	4.73%		4.45%
Expense waiver/reimbursement [6]	0.00	% [4,7]	0.03%		0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$96,596		$99,963		$110,207
Portfolio turnover	21%		46%		59%

1 The Fund has changed its fiscal year end from February 28 to November 30.

2 Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 Computed on an annualized basis.

5 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios for the six months ended May 31, 2006, the year ended November 30, 2005, the year ended November 30, 2004, the period ended November 30, 2003 and the year ended February 28, 2003 are 1.31%, 1.27%, 1.34%, 1.30% and 1.34%, respectively, after taking into account these expense reductions.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Period Ended		Year Ended February 28,
11/30/2003	[1]	2003		2002		2001
$5.84		$7.87		$9.94		$11.62

0.26		0.36		0.36	[2]	0.33
0.90		(2.06)		(2.07	) [2]	(1.51)
1.16		(1.70)		(1.71)		(1.18)

(0.24)		(0.33)		(0.36)		(0.36)
--		--		--		(0.14)
(0.24)		(0.33)		(0.36)		(0.50)
$6.76		$5.84		$7.87		$ 9.94
20.20%		(21.94)%		(17.58)%		(10.40)%

1.34	% [4,5]	1.38	% [5]	1.27%		1.22%
4.72	% [4]	4.97%		3.76	% [2]	2.78%
0.00	% [4,7]	0.00	% [7]	--		0.03%

$123,128		$119,963		$205,750		$315,231
94%		140%		95%		84%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2005	Ending Account Value 5/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,045.60	$ 6.68
Class B Shares	$1,000	$1,043.20	$10.49
Class C Shares	$1,000	$1,041.80	$10.49
Class F Shares	$1,000	$1,045.70	$ 6.68
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.40	$ 6.59
Class B Shares	$1,000	$1,014.66	$10.35
Class C Shares	$1,000	$1,014.66	$10.35
Class F Shares	$1,000	$1,018.40	$ 6.59

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.31%
Class B Shares	2.06%
Class C Shares	2.06%
Class F Shares	1.31%

Portfolio of Investments Summary Tables

At May 31, 2006, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Equity Securities	34.6%
Domestic Fixed Income Securities	33.9%
International Fixed Income Securities	17.8%
International Equity Securities	6.8%
Cash Equivalents [2]	9.6%
Other Assets and Liabilities--Net [3]	(2.7)%
TOTAL	100.0%

At May 31, 2006, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	37.3%
Energy	14.0%
Consumer Staples	10.0%
Health Care	8.2%
Telecommunication Services	7.4%
Utilities	6.5%
Industrials	5.9%
Materials	4.4%
Consumer Discretionary	4.0%
Information Technology	2.3%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2006 (unaudited)

Shares			Value
		COMMON STOCKS--38.6%
		Consumer Discretionary--1.7%
43,200		CBS Corp. - Class B	$1,119,312
12,000		Carnival Corp.	478,920
18,700		Clear Channel Communications, Inc.	575,960
12,400		Gannett Co., Inc.	669,724
29,900		Gap (The), Inc.	544,180
14,600		Home Depot, Inc.	556,552
34,000		Jones Apparel Group, Inc.	1,102,960
89,700		Mattel, Inc.	1,507,857
38,700		McDonald's Corp.	1,283,679
6,900		Nike, Inc., Class B	554,139
		TOTAL	8,393,283
		Consumer Staples--4.1%
119,000		Altria Group, Inc.	8,609,650
52,600		Coca-Cola Co.	2,315,978
9,900		Colgate-Palmolive Co.	597,366
18,600		Kimberly-Clark Corp.	1,128,462
69,600		Loews Corp. - Carolina Group	3,232,224
10,900		PepsiCo, Inc.	659,014
20,000		Procter & Gamble Co.	1,085,000
143,460		Unilever PLC, ADR	3,230,719
		TOTAL	20,858,413
Shares			Value
		COMMON STOCKS--continued
		Energy--5.8%
104,100		Chevron Corp.	$6,224,139
17,400		ConocoPhillips	1,101,246
76,200		Enbridge Inc.	2,407,920
181,400		Exxon Mobil Corp.	11,049,074
22,300		Kinder Morgan, Inc.	2,240,704
55,100		Royal Dutch Shell PLC	3,653,681
38,000		Total SA, ADR, Class B	2,477,980
		TOTAL	29,154,744
		Financials--13.2%
39,800		Ace, Ltd.	2,060,446
147,600		Allstate Corp.	8,119,476
149,333		Bank of America Corp.	7,227,717
48,200		Bank of New York Co., Inc.	1,601,686
58,300		Barclays PLC, ADR	2,702,205
14,000		Chubb Corp.	707,420
183,800		Citigroup, Inc.	9,061,340
39,900		Comerica, Inc.	2,184,525
54,100		Federal Home Loan Mortgage Corp.	3,248,164
89,000		Federal National Mortgage Association	4,427,750
42,600		Gallagher (Arthur J.) & Co.	1,132,308
12,200		Hospitality Properties Trust	514,474
29,300		iStar Financial, Inc.	1,115,744
57,300		Lloyds TSB Group PLC, ADR	2,171,670
9,600		MBIA, Inc.	548,448
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
56,700		Mellon Financial Corp.	$2,051,406
55,300		Morgan Stanley	3,296,986
25,300		Nationwide Financial Services, Inc., Class A	1,095,490
15,300		PartnerRe Ltd.	939,726
11,700		RenaissanceRe Holdings Ltd.	527,085
65,000		Senior Housing Properties Trust	1,118,650
106,100		U.S. Bancorp	3,275,307
7,100		UBS AG - U.S. issue	803,862
51,200		Wachovia Corp.	2,739,200
25,400		Washington Mutual, Inc.	1,166,114
43,000		Wells Fargo & Co.	2,853,910
		TOTAL	66,691,109
		Health Care--3.4%
20,800		AstraZeneca Group PLC, ADR	1,101,152
83,100		GlaxoSmithKline PLC, ADR	4,595,430
37,500		Johnson & Johnson	2,258,250
220,100		Pfizer, Inc.	5,207,566
86,800		Wyeth	3,970,232
		TOTAL	17,132,630
		Industrials--2.4%
9,400		Avery Dennison Corp.	558,266
32,700		Cendant Corp.	528,759
204,700		General Electric Co.	7,013,022
33,600		Northrop Grumman Corp.	2,173,248
40,800		TNT NV, ADR	1,505,520
17,100		Waste Management, Inc.	626,202
		TOTAL	12,405,017
Shares			Value
		COMMON STOCKS--continued
		Information Technology--0.5%
12,000		Automatic Data Processing, Inc.	$545,640
24,400		Intel Corp.	439,688
34,500		Maxim Integrated Products, Inc.	1,060,185
24,600		Nokia Oyj, ADR, Class A	528,162
		TOTAL	2,573,675
		Materials--1.8%
38,000		Alcoa, Inc.	1,205,360
950	[2]	Arkema, ADR	35,150
26,000		Du Pont (E.I.) de Nemours & Co.	1,105,780
65,300		International Flavors & Fragrances, Inc.	2,324,027
9,400		PPG Industries, Inc.	604,796
33,900		Rohm & Haas Co.	1,708,899
13,323	[2]	Southern Copper Corp.	1,134,453
46,900		UPM - Kymmene OY, ADR	1,005,067
		TOTAL	9,123,532
		Telecommunication Services--3.0%
255,949		AT&T, Inc.	6,670,031
33,206		Alltel Corp.	2,053,791
22,600		BCE, Inc.	547,824
54,700		BellSouth Corp.	1,847,219
92,200		Magyar Telekom Telecommunications PLC, ADR	1,970,314
34,000		Verizon Communications	1,061,140
52,200		Vodafone Group PLC, ADR	1,200,600
		TOTAL	15,350,919
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--2.7%
17,300		Black Hills Corp.	$585,259
47,800		CenterPoint Energy, Inc.	573,122
14,100		DTE Energy Co.	569,922
21,700		Duke Energy Corp.	612,374
23,500		Energy East Corp.	560,240
18,600		Equitable Resources, Inc.	625,890
10,100		Exelon Corp.	571,761
50,900		Northeast Utilities Co.	1,029,707
64,351		ONEOK, Inc.	2,161,550
42,500		Pinnacle West Capital Corp.	1,674,075
13,400		Progress Energy, Inc.	563,336
14,700		SCANA Corp.	560,364
52,800		Scottish & Southern Energy PLC, ADR	1,116,488
54,400		Southern Co.	1,739,168
21,100		Vectren Corp.	559,783
		TOTAL	13,503,039
		TOTAL COMMON STOCKS (IDENTIFIED COST $170,280,109)	195,186,361
		CORPORATE BONDS--2.6%
		Basic Industry - Metals & Mining--0.3%
$1,500,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	1,525,769
		Basic Industry - Paper--0.4%
1,400,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	1,565,943
400,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	402,228
		TOTAL	1,968,171
Principal Amount or Shares			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.5%
$1,000,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	$1,070,023
1,500,000		News America Holdings, Note, 8.15%, 10/17/2036	1,674,205
		TOTAL	2,744,228
		Consumer Cyclical - Automotive--0.3%
1,500,000		General Motors Acceptance, 6.875%, 9/15/2011	1,410,650
		Consumer Cyclical - Entertainment--0.1%
500,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	502,322
		Container & Glass Products--0.3%
360,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	346,500
950,000	[1]	Vitro SA, Note, Series 144A, 11.75%, 11/01/2013	902,500
		TOTAL	1,249,000
		Financial Institution - Banking--0.3%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,581,197
		Financial Institution - Insurance - P&C--0.4%
2,000,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	1,974,055
		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,484,711)	12,955,392
		PREFERRED STOCKS--2.6%
		Financials--2.2%
59,300		Chubb Corp., PRIDES, $1.81, Annual Dividend	2,105,743
21,019		Credit Suisse First Boston, PERCS	1,669,434
71,600		Credit Suisse, PERC, JNY	2,299,076
82,900		Credit Suisse, PERC, TYC	2,239,129
8,800		Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend	499,629
110,400		XL Capital Ltd., PEPS, $1.63, Annual Dividend	2,351,520
		TOTAL	11,164,531
Shares or Principal Amount			Value
		PREFERRED STOCKS--continued
		Information Technology--0.4%
97,300	[1]	Morgan Stanley & Co., CBI, PERCS	$2,220,873
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $13,126,532)	13,385,404
		MUTUAL FUNDS--52.3% [3]
4,837,008		Emerging Markets Fixed Income Core Fund	89,601,700
8,316,769		Federated Mortgage Core Portfolio	80,423,153
14,039,654		High Yield Bond Portfolio	94,346,473
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $261,999,433)	264,371,326
		REPURCHASE AGREEMENT--3.2%
$16,227,000		Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006 under which UBS Securities LLC will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006. The market value of the underlying securities at the end of the period was $3,177,005,067. (AT COST)	16,227,000
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $475,117,785) [4]	502,125,483
		OTHER ASSETS AND LIABILITIES - NET--0.7%	3,408,348
		TOTAL NET ASSETS--100%	$505,533,831

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $5,097,428 which represents 1.0% of total net assets.

2 Non-income producing security.

3 Affiliated companies.

4 The cost of investments for federal tax purposes amounts to $475,441,312.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PEPS	--Participating Equity Preferred Shares
PERCS	--Preferred Equity Redemption Cumulative Stock
PRIDES	--Preferred Redeemable Increased Dividend Equity Securities

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2006 (unaudited)

Assets:
Total investments in securities, at value including $264,371,326 of investments in affiliated issuers (Note 5) (identified cost $475,117,785)		$502,125,483
Cash		921
Income receivable		2,075,951
Receivable for investments sold		3,398,263
Receivable for shares sold		751,656
TOTAL ASSETS		508,352,274
Liabilities:
Payable for investments purchased	$1,292,069
Payable for shares redeemed	832,831
Income distribution payable	258,392
Payable for transfer and dividend disbursing agent fees and expenses	194,500
Payable for Directors'/Trustees' fee	349
Payable for distribution services fee (Note 5)	52,420
Payable for shareholder services fee (Note 5)	105,270
Options written, at value (premium received $88,325)	23,725
Accrued expenses	58,887
TOTAL LIABILITIES		2,818,443
Net assets for 67,423,699 shares outstanding		$505,533,831
Net Assets Consist of:
Paid-in capital		$767,942,710
Net unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency		27,072,019
Accumulated net realized loss on investments, options and foreign currency transactions		(289,669,389)
Undistributed net investment income		188,491
TOTAL NET ASSETS		$505,533,831

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($326,956,216 ÷ 43,610,489 shares outstanding), no par value, unlimited shares authorized	$7.50
Offering price per share (100/94.50 of $7.50) [1]	$7.94
Redemption proceeds per share	$7.50
Class B Shares:
Net asset value per share ($53,936,880 ÷ 7,185,350 shares outstanding), no par value, unlimited shares authorized	$7.51
Offering price per share	$7.51
Redemption proceeds per share (94.50/100 of $7.51) [1]	$7.10
Class C Shares:
Net asset value per share ($28,045,211 ÷ 3,739,683 shares outstanding), no par value, unlimited shares authorized	$7.50
Offering price per share (100/99.00 of $7.50) [1]	$7.58
Redemption proceeds per share (99.00/100 of $7.50) [1]	$7.43
Class F Shares:
Net asset value per share ($96,595,524 ÷ 12,888,177 shares outstanding), no par value, unlimited shares authorized	$7.49
Offering price per share (100/99.00 of $7.49) [1]	$7.57
Redemption proceeds per share (99.00/100 of $7.49) [1]	$7.42

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2006 (unaudited)

Investment Income:
Dividends (including $6,495,660 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $76,314)		$10,050,152
Interest		1,035,133
Interest income allocated from affiliated partnership (Note 5)		3,395,458
TOTAL INCOME		14,480,743
Expenses:
Investment adviser fee (Note 5)	$1,899,306
Administrative personnel and services fee (Note 5)	201,497
Custodian fees	12,685
Transfer and dividend disbursing agent fees and expenses	390,213
Directors'/Trustees' fees	2,847
Auditing fees	14,998
Legal fees	2,331
Portfolio accounting fees	66,445
Distribution services fee--Class B Shares (Note 5)	201,871
Distribution services fee--Class C Shares (Note 5)	95,818
Shareholder services fee--Class A Shares (Note 5)	408,761
Shareholder services fee--Class B Shares (Note 5)	67,290
Shareholder services fee--Class C Shares (Note 5)	31,432
Shareholder services fee--Class F Shares (Note 5)	119,165
Share registration costs	33,573
Printing and postage	36,699
Insurance premiums	4,331
Miscellaneous	3,881
EXPENSES BEFORE ALLOCATION	3,593,143
Expenses allocated from partnership	38,048
TOTAL EXPENSES	3,631,191

Statement of Operations-continued

Waiver and Expense Reduction (Note 5):
Waiver of administrative personnel and services fee	$(8,528)
Fees paid indirectly from directed broker arrangements	(3,470)
TOTAL WAIVER AND EXPENSE REDUCTION		$(11,998)
Net expenses			$3,619,193
Net investment income			10,861,550
Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investments, options and foreign currency transactions (including realized gain of $125,853 on sales of investments in affiliated companies and net of foreign taxes withheld of $19,804)			14,658,872
Net realized gain from partnership			2,558,291
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(5,374,276)
Net realized and unrealized gain on investments, options and foreign currency transactions			11,842,887
Change in net assets resulting from operations			$22,704,437

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,861,550	$22,791,670
Net realized gain on investments including allocation from partnership, options and foreign currency transactions	17,217,163	24,951,739
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(5,374,276)	(12,572,908)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,704,437	35,170,501
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,578,737)	(16,992,054)
Class B Shares	(1,046,101)	(2,340,912)
Class C Shares	(500,858)	(988,235)
Class F Shares	(2,277,446)	(5,631,351)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,403,142)	(25,952,552)
Share Transactions:
Proceeds from sale of shares	38,084,992	74,700,641
Net asset value of shares issued to shareholders in payment of distributions declared	9,856,603	22,007,480
Cost of shares redeemed	(50,573,993)	(99,595,825)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,632,398)	(2,887,704)
Change in net assets	8,668,897	6,330,245
Net Assets:
Beginning of period	496,864,934	490,534,689
End of period (including undistributed net investment income of $188,491 and $730,083, respectively)	$505,533,831	$496,864,934

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of the Federated Capital Income Fund (the "Fund"). Effective May 27, 2003, the Fund became a portfolio of the Trust. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate of the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated, fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed, fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate of the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Its secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended May 31, 2006, the Fund had a realized gain of $52,487 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at prior period-end	--	--
Options written	1,973	$185,390
Options bought back	(1,126)	(97,065)
Outstanding at 5/31/2006	847	$88,325

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,982,703	$22,226,001	7,267,625	$52,914,350
Shares issued to shareholders in payment of distributions declared	929,046	6,978,273	2,137,059	15,518,364
Shares redeemed	(4,113,858)	(30,942,513)	(8,643,530)	(62,945,882)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(202,109)	$(1,738,239)	761,154	$5,486,832

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,043,096	$7,815,845	1,869,043	$13,611,450
Shares issued to shareholders in payment of distributions declared	114,093	858,040	252,131	1,833,861
Shares redeemed	(1,103,629)	(8,319,754)	(1,910,430)	(13,925,462)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	53,560	$354,131	210,744	$1,519,849

	Six Months Ended 5/31/2006		Year Ended 1/30/2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	839,082	$6,303,874	824,986	$6,021,005
Shares issued to shareholders in payment of distributions declared	52,535	394,809	98,885	718,676
Shares redeemed	(306,184)	(2,304,133)	(601,646)	(4,388,258)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	585,433	$4,394,550	322,225	$2,351,423

	Six Months Ended 5/31/2006		Year Ended 11/30/2005
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	240,978	$1,739,272	295,845	$2,153,836
Shares issued to shareholders in payment of distributions declared	216,432	1,625,481	542,341	3,936,579
Shares redeemed	(1,200,658)	(9,007,593)	(2,519,530)	(18,336,223)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(743,248)	$(5,642,840)	(1,681,344)	$(12,245,808)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(306,364)	$(2,632,398)	(387,221)	$(2,887,704)

4. FEDERAL TAX INFORMATION

At May 31, 2006 the cost of investments for federal tax purposes was $475,441,312. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and any unrealized appreciation from written options was $26,684,171. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,926,786 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,242,615.

At November 30, 2005, the Fund had a capital loss carryforward of $303,926,626 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 70,227,793
2010	$205,719,244
2011	$ 27,979,589

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. Prior to March 6, 2006, the Fund's investment adviser was Passport Research II Ltd. (Passport). The fee received by Passport was identical to that received by FEMCOPA. FEMCOPA and Passport may voluntarily choose to waive any portion of their fees. FEMCOPA and Passport can modify or terminate this voluntary waiver at any time at their sole discretion. For the six months ended May 31, 2006, the fees paid to FEMCOPA and Passport were $913,951 and $985,355, respectively.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2006, the Sub-Adviser earned a sub-adviser fee of $363,486.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, Class F Shares did not incur a distribution services fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2006, FSC retained $25,834 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2006, FSC retained $44,820 in sales charges from the sale of Class A Shares. FSC also retained $257 of contingent deferred sales charges relating to redemptions of Class C Shares and $813 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended May 31, 2006, FSSC received $26,815 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six months ended May 31, 2006, the Adviser was not required to reimburse any investment adviser fees. Transactions with affiliated companies during the six months ended May 31, 2006 are as follows:

Affiliates	Balance of Shares Held 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2006	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	4,902,672	411,948	477,612	4,837,008	$ 89,601,700	$ 3,395,458
Federated Mortgage Core Portfolio	6,965,235	1,605,341	253,807	8,316,769	80,423,153	1,841,617
High Yield Bond Portfolio	15,963,833	551,949	2,476,128	14,039,654	94,346,473	4,654,043
TOTAL OF AFFILIATED TRANSACTIONS	27,831,740	2,569,238	3,207,547	27,193,431	$ 264,371,326	$ 9,891,118

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

Purchases	$103,886,311
Sales	$105,607,714

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Evaluation and Approval of Advisory Contract

FEDERATED CAPITAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

8092606 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006